SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]
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    Post-Effective Amendment No.         5        (File No. 333-82149)       [X]
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              7       (File No. 811-7195)              [X]
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                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
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                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
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                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                                  55474
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(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
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       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on August 15, 2001,  pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
   [ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 5 is to delay the effective date of Post-Effective Amendment No. 4 which was filed on or about May 21, 2001. The contents of Post-Effective Amendment No. 4 are incorporated by reference.